--------------------------------------------------------------------------------


April 30, 2000


Farmers
Money Market Portfolio:
Premium Reserve
Money Market Shares

Annual Report

A mutual fund seeking to provide maximum current income to the extent consistent with stability of capital. The Fund invests exclusively in high quality money market instruments. Premium Reserve Money Market Shares

[LOGO] FARMERS(R)
       FINANCIAL SERVICES

Premium Reserve Money Market Shares

--------------------------------------------------------------------------------
Date of Inception: 1/22/99      Total Net Assets as of 4/30/00: $16,932 thousand
--------------------------------------------------------------------------------


Table of Contents

Letter to the Shareholders ................................................... 4
Investment Portfolio ......................................................... 5
Financial Statements .........................................................13
Financial Highlights .........................................................16
Notes to Financial Statements ................................................17
Report of Independent Accountants ............................................21
Officers and Trustees ........................................................22

Letter to the Shareholders

Dear Shareholders,

We appreciate your decision to invest in the Money Market Portfolio: Premium Reserve Money Market Shares. To provide you with an update of holdings, on the following pages you'll find the Money Market Portfolio's annual report for the year ended April 30, 2000. Included are the financial highlights for the Premium Reserve Money Market Shares.

Briefly, for the year ending April 30, 2000 the Portfolio registered performance and achieved its stated objective of providing maximum current income while maintaining stability of principal.


Portfolio Results

As of April 30, 2000
--------------------------------------------------------------------------------
                                               Annualized Net Yield
                                               -----------------------------
                                               12-Month       SEC 7-Day
                                               -----------------------------
   Premium Reserve Money Market Shares         5.31%          5.71%
--------------------------------------------------------------------------------

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/Frank Rachwalski
Frank Rachwalski
Vice President and Lead Portfolio Manager

April 30, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.


Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The Fund's net yield is the sum of the daily dividend rates for the period.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Investment Portfolio as of April 30, 2000

                                                        Principal
                                                         Amount          Value
--------------------------------------------------------------------------------

Corporate Obligations -- 83.3%
--------------------------------------------------------------------------------
Banking -- 4.8%

Allfirst Bank
   6.10%*, 5/16/2000                               $   45,000,000 $   44,990,582
--------------------------------------------------------------------------------
Banc One Australia
   6.07%-6.22%, 6/7/2000-6/19/2000                     35,000,000     34,740,936
--------------------------------------------------------------------------------
Bank One Corp.
   6.18%-6.32%*, 5/4/2000-7/5/2000                     35,000,000     34,994,422
--------------------------------------------------------------------------------
COFCO Capital Corp.
   6.22%-6.23%, 6/19/2000-6/22/2000                    70,000,000     69,396,163
--------------------------------------------------------------------------------
Comerica Bank
   6.05%*, 5/14/2000                                   40,000,000     39,979,770
--------------------------------------------------------------------------------
Northern Rock PLC
   6.13%*, 6/14/2000                                   40,000,000     39,997,581
--------------------------------------------------------------------------------
Wells Fargo & Co.
   6.06%, 5/18/2000                                    50,000,000     49,857,625
--------------------------------------------------------------------------------
                                                                     313,957,079
--------------------------------------------------------------------------------
Business Loans -- 26.8%
Associates First Capital
   6.07%, 5/23/2000                                    50,000,000     49,815,750
--------------------------------------------------------------------------------
Corporate Asset Funding
   6.09%, 5/25/2000                                    50,000,000     49,798,667
--------------------------------------------------------------------------------
Corporate Receivables Corp.
   6.13%-6.16%, 6/7/2000-6/19/2000                    100,000,000     99,274,292
--------------------------------------------------------------------------------
Delaware Funding Corp.
   6.15%, 6/21/2000                                    40,000,000     39,656,033
--------------------------------------------------------------------------------
Eureka Securitization, Inc.
   6.16%-6.20%, 5/24/2000-6/19/2000                    70,000,000     69,505,556
--------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
   6.09%-6.11%, 5/16/2000-5/22/2000                    98,040,000     97,742,332
--------------------------------------------------------------------------------
International Securitization Corp.
   6.10%-6.39%, 5/24/2000-8/10/2000                    86,107,000     85,262,514
--------------------------------------------------------------------------------
Intrepid Funding Corp.
   6.21%-6.22%, 6/13/2000-6/19/2000                   100,000,000     99,217,403

    The accompanying notes are an integral part of the financial statement.

                                                       Principal
                                                        Amount          Value
--------------------------------------------------------------------------------
Kitty Hawk Funding Corp.
   6.19%-6.33%, 6/1/2000-7/24/2000                 $   61,294,000 $   60,771,830
--------------------------------------------------------------------------------
Monte Rosa Capital Corp.
   6.08%, 5/12/2000                                    44,888,000     44,805,020
--------------------------------------------------------------------------------
Old Line Funding Corp.
   6.14%-6.15%, 6/5/2000-6/9/2000                      71,133,000     70,677,558
--------------------------------------------------------------------------------
Park Avenue Receivables
   6.12%, 5/5/2000                                     40,000,000     39,972,978
--------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
   6.09%-6.11%, 5/11/2000-5/22/2000                   100,000,000     99,739,375
--------------------------------------------------------------------------------
Quincy Capital Corp.
   6.07%-6.14%, 5/8/2000-6/14/2000                     96,121,000     95,852,000
--------------------------------------------------------------------------------
Receivables Capital Corp.
   6.14%-6.15%, 6/14/2000-6/19/2000                   100,000,000     99,214,597
--------------------------------------------------------------------------------
Sheffield Receivables Corp.
   6.08%-6.13%, 5/1/2000-5/22/2000                    113,875,000    113,666,184
--------------------------------------------------------------------------------
SMM Trust 1999-A
   6.15%-6.40%*, 5/13/2000-7/15/2000                  105,000,000    105,000,000
--------------------------------------------------------------------------------
Stellar Funding Group
   6.08%-6.16%, 5/10/2000-6/5/2000                     60,539,000     60,309,905
--------------------------------------------------------------------------------
Sweetwater Capital Corp.
   6.10%-6.25%, 5/2/2000-5/30/2000                    105,171,000    104,909,961
--------------------------------------------------------------------------------
Thunder Bay Funding, Inc.
   6.08%-6.13%, 5/23/2000-6/5/2000                    102,495,000    102,088,391
--------------------------------------------------------------------------------
WCP Funding, Inc.
   6.14%, 6/7/2000                                    100,000,000     99,374,083
--------------------------------------------------------------------------------
Wood Street Funding Corp.
   6.06%-6.07%, 5/1/2000-5/19/2000                     67,342,000     67,250,938
--------------------------------------------------------------------------------
                                                                   1,753,905,367
--------------------------------------------------------------------------------
Capital, Auto, and Equipment Lending -- 12.2%

Ace Overseas Corp.
   6.11%-6.29%, 5/15/2000-7/17/2000                   124,750,000    123,580,491
--------------------------------------------------------------------------------
American Honda Finance Corp.
   6.14%, 6/19/2000                                    30,000,000     29,997,997
--------------------------------------------------------------------------------
Atlantis One Funding
   6.08%-6.12%, 5/25/2000-5/26/2000                   100,000,000     99,588,771

    The accompanying notes are an integral part of the financial statement.

                                                      Principal
                                                       Amount          Value
--------------------------------------------------------------------------------
Bavaria Universal Funding
   6.26%-6.50%, 7/17/2000-9/25/2000                $  100,500,000 $   98,793,099
--------------------------------------------------------------------------------
Chrysler Financing Company, LLC
   6.09%*, 5/16/2000                                   13,000,000     13,008,589
--------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   6.11%*, 5/1/2000                                    43,000,000     42,973,152
--------------------------------------------------------------------------------
Ford Motor Credit Co.
   6.06%-6.27%*, 5/18/2000-6/30/2000                   65,000,000     64,991,405
--------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
   6.24%, 6/29/2000                                    17,566,000     17,389,233
--------------------------------------------------------------------------------
Scaldis Capital, LLC
   6.08%-6.50%, 5/15/2000-9/20/2000                   100,760,000     99,898,804
--------------------------------------------------------------------------------
Superior Funding Capital
   6.10%-6.16%, 5/5/2000-6/1/2000                      99,579,000     99,333,099
--------------------------------------------------------------------------------
Surrey Funding Corp.
   6.05%, 5/9/2000                                    100,000,000     99,865,778
--------------------------------------------------------------------------------
Xerox Capital Corp.
   6.07%*, 5/8/2000                                    10,000,000      9,997,777
--------------------------------------------------------------------------------
                                                                     799,418,195
--------------------------------------------------------------------------------
Captive Business Lending -- 2.6%

California Pollution Control Financing Authrity
   6.06%, 5/12/2000                                    34,750,000     34,750,000
--------------------------------------------------------------------------------
Capital One Funding Corp.
   6.20%*, 5/3/2000-5/4/2000                           83,882,000     83,882,000
--------------------------------------------------------------------------------
Pemex Capital Inc.
   6.25%, 7/5/2000                                     50,000,000     49,444,792
--------------------------------------------------------------------------------
                                                                     168,076,792
--------------------------------------------------------------------------------
Consumer Lending -- 2.3%
American Home Products Corp.
   5.97%*, 5/10/2000                                   50,000,000     50,000,000
--------------------------------------------------------------------------------
GMAC Mortgage Corporation of Pennsylvania
   6.21%, 5/2/2000                                     30,000,000     29,994,849
--------------------------------------------------------------------------------
Household Finance, Corp.
   6.20%-6.34%*, 5/1/2000-5/4/2000                     72,000,000     72,008,481
--------------------------------------------------------------------------------
                                                                     152,003,330

    The accompanying notes are an integral part of the financial statement.

                                                      Principal
                                                       Amount          Value
--------------------------------------------------------------------------------
Consumer Products and Services -- 2.5%

Anheuser-Busch Inc.
   5.92%*, 5/16/2000                               $   40,000,000 $   39,995,469
--------------------------------------------------------------------------------
China Merchandise Inc.
   6.08%, 5/24/2000                                    35,000,000     34,864,715
--------------------------------------------------------------------------------
SBC Communications, Inc.
   6.13%, 6/12/2000                                    50,000,000     49,645,917
--------------------------------------------------------------------------------
SK Global America
   6.08%, 5/23/2000                                    40,000,000     39,852,111
--------------------------------------------------------------------------------
                                                                     164,358,212
--------------------------------------------------------------------------------
Diversified Finance -- 16.8%

Alpine Securitization Corp.
   6.08%-6.20%, 5/10/2000-6/13/2000                   100,000,000     99,558,875
--------------------------------------------------------------------------------
Amsterdam Funding Corp.
   6.29%, 6/6/2000                                     50,000,000     49,687,500
--------------------------------------------------------------------------------
Barton Capital Corp.
   6.07%, 5/23/2000                                    60,000,000     59,778,533
--------------------------------------------------------------------------------
CXC, Inc.
   6.09%, 5/24/2000                                   100,000,000     99,614,111
--------------------------------------------------------------------------------
Enterprise Capital Funding Corp.
   6.09%, 5/17/2000                                    66,787,000     66,607,417
--------------------------------------------------------------------------------
Four Winds Funding Corp.
   6.24%-6.25%, 6/27/2000                              55,000,000     54,464,439
--------------------------------------------------------------------------------
Galaxy Funding
   6.17%-6.26%, 5/17/2000-7/10/2000                   111,000,000    110,596,031
--------------------------------------------------------------------------------
General Electric Capital Corp.
   6.26%, 7/7/2000                                     50,000,000     49,427,243
--------------------------------------------------------------------------------
Giro Funding US Corp.
   6.01%, 5/1/2000                                     24,366,000     24,366,000
--------------------------------------------------------------------------------
Knight Ridder Inc.
   6.17%, 6/5/2000                                     25,915,000     25,761,562
--------------------------------------------------------------------------------
Moat Funding LLC
   6.08%-6.24%, 5/24/2000-7/6/2000                     75,307,000     74,794,465
--------------------------------------------------------------------------------
Norwest Financial Inc.
   6.15%*, 5/7/2000                                    25,000,000     24,994,799
--------------------------------------------------------------------------------
Petrobras, Inc. Finance Co.
   6.05%-6.30%, 5/12/2000-6/13/2000                    80,000,000     79,697,149

    The accompanying notes are an integral part of the financial statement.

                                                      Principal
                                                       Amount          Value
--------------------------------------------------------------------------------
Private Export Funding
   6.25%, 7/10/2000                                $   30,000,000 $   29,641,833
--------------------------------------------------------------------------------
Sinochem America Corp.
   5.96%-6.16%, 5/4/2000-6/9/2000                      49,300,000     49,157,709
--------------------------------------------------------------------------------
Toronto Dominion
   6.14%, 6/19/2000                                   100,000,000    100,000,000
--------------------------------------------------------------------------------
Windmill Funding Corp.
   6.07%-6.19%, 5/23/2000-6/19/2000                   100,000,000     99,302,583
--------------------------------------------------------------------------------
                                                                   1,097,450,249
--------------------------------------------------------------------------------
Financial Services -- 11.6%
Asset Portfolio Funding
   6.21%-6.44%, 6/15/2000-9/19/2000                    87,624,000     86,318,397
--------------------------------------------------------------------------------
Associates Corp.
   6.03%*, 5/17/2000                                   75,000,000     74,947,758
--------------------------------------------------------------------------------
Forrestal Funding Master
   6.12%, 5/23/2000                                    97,553,000     97,189,940
--------------------------------------------------------------------------------
Goldman Sachs Group, L.P.
   6.13%*, 5/1/2000-5/3/2000                          105,000,000    105,000,000
--------------------------------------------------------------------------------
Louis Dreyfus
   6.14%, 5/10/2000                                    10,000,000      9,984,750
--------------------------------------------------------------------------------
Merrill Lynch & Co.
   6.11%*-6.14%, 5/22/2000-5/30/2000                  110,000,000    109,989,318
--------------------------------------------------------------------------------
National Rural Utility
   6.14%-6.13%*, 5/2/2000-6/25/2000                    35,000,000     34,999,267
--------------------------------------------------------------------------------
Salomon Smith Barney Holdings
   6.09%, 5/26/2000                                   100,000,000     99,579,862
--------------------------------------------------------------------------------
Sigma Finance
   5.97%-6.32%*, 5/1/2000-7/14/2000                   125,500,000    124,983,850
--------------------------------------------------------------------------------
TransAmerica Finance Corp.
   6.20%*, 6/1/2000                                    20,000,000     20,000,000
--------------------------------------------------------------------------------
                                                                     762,993,142
--------------------------------------------------------------------------------
Metals and Mining -- 1.3%

Banco de Galicia Y Bueno
   6.23%-6.28%, 7/12/2000-7/18/2000                    85,000,000     83,924,000
--------------------------------------------------------------------------------
                                                                      83,924,000

    The accompanying notes are an integral part of the financial statement.

                                                      Principal
                                                       Amount          Value
--------------------------------------------------------------------------------
Municipal and State Obligations -- 1.1%

Oakland-Alameda County Coliseum, California
   6.07%, 5/12/2000                                $   48,750,000 $   48,750,000
--------------------------------------------------------------------------------
Texas, Veterans Housing Assistance, General Obligation
   6.10%-6.15%*, 5/3/2000                              19,755,000     19,755,000
--------------------------------------------------------------------------------
                                                                      68,505,000
--------------------------------------------------------------------------------
Utilities -- 1.3%

Baltimore G & E
   6.23%*, 5/14/2000                                   10,000,000     10,000,000
--------------------------------------------------------------------------------
Bell Atlantic Network
   6.09%, 5/31/2000                                    41,500,000     41,290,771
--------------------------------------------------------------------------------
Brazos River Authority, Texas
   6.08%, 5/23/2000                                    19,435,000     19,435,000
--------------------------------------------------------------------------------
Southern Cal Edison
   6.24%*, 5/25/2000                                   15,000,000     15,000,000
--------------------------------------------------------------------------------
                                                                      85,725,771
--------------------------------------------------------------------------------
Total Corporate Obligations (Cost $5,450,317,137)                  5,450,317,137
--------------------------------------------------------------------------------

Bank Obligations -- 16.7%
--------------------------------------------------------------------------------
Certificates of Deposit and Bank Notes -- U.S. Banks -- 13.1%

Allfirst Bank
   6.08%-6.18%*, 5/31/2000-6/6/2000                    24,500,000     24,495,705
--------------------------------------------------------------------------------
American Express Centurian Bank
   6.06%*, 5/24/2000                                   50,000,000     50,000,000
--------------------------------------------------------------------------------
Amsouth Bank
   6.16%-6.22%*, 5/1/2000-6/11/2000                    75,000,000     74,988,487
--------------------------------------------------------------------------------
Bank of America
   6.17%*, 5/1/2000                                    75,000,000     75,000,000
--------------------------------------------------------------------------------
Comerica Bank
   6.08%*, 5/14/2000                                   45,000,000     44,987,605
--------------------------------------------------------------------------------
CS First Boston, Inc.
   6.22%*, 5/1/2000                                    60,000,000     60,000,000
--------------------------------------------------------------------------------
Dresdner US Finance, Inc.
   6.11%*, 5/23/2000                                   60,000,000     59,994,633
--------------------------------------------------------------------------------
First National Bank of Maryland
   6.09%*, 5/7/2000                                    25,500,000     25,491,012

    The accompanying notes are an integral part of the financial statement.

                                                      Principal
                                                       Amount          Value
--------------------------------------------------------------------------------
First Union National Bank
   6.18%*, 5/1/2000                                $   30,000,000 $   30,000,000
--------------------------------------------------------------------------------
First USA Bank
   6.15%*, 6/2/2000                                    24,500,000     24,508,513
--------------------------------------------------------------------------------
Fleet National Bank
   6.27%*, 5/5/2000                                    30,000,000     30,000,459
--------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.
   6.12%*, 5/3/2000-5/17/2000                          97,000,000     97,000,000
--------------------------------------------------------------------------------
Key Bank Corp.
   6.12%*, 5/8/2000                                    35,000,000     34,989,041
--------------------------------------------------------------------------------
Mellon Bank
   6.09%*, 5/31/2000                                   15,000,000     14,998,512
--------------------------------------------------------------------------------
Merita Bank
   6.07%*, 5/3/2000                                    50,000,000     49,983,755
--------------------------------------------------------------------------------
National City Cleveland
   6.06%-6.11%*, 5/14/2000-5/22/2000                   50,000,000     49,984,263
--------------------------------------------------------------------------------
PNC Bank, N.A.
   6.08%-6.13%*, 5/13/2000-5/26/2000                   25,000,000     24,998,522
--------------------------------------------------------------------------------
U.S. Bank, N.A.
   6.05%-6.24%*, 5/1/2000-5/21/2000                    90,000,000     89,988,648
--------------------------------------------------------------------------------
                                                                     861,409,155
--------------------------------------------------------------------------------
Certificates of Deposit -- Foreign Banks -- 3.6%
Barclays Bank PLC
   6.14%*, 5/1/2000                                    25,000,000     24,999,547
--------------------------------------------------------------------------------
National Bank of Canada
   6.08%*, 5/22/2000                                   10,000,000      9,997,261
--------------------------------------------------------------------------------
Royal Bank of Scotland
   6.06%-6.11%*, 5/6/2000-5/10/2000                    90,500,000     90,490,148
--------------------------------------------------------------------------------
Skandinav Enskilda Bank
   6.19%-6.29%*, 5/24/2000-5/29/2000                   60,000,000     59,994,089
--------------------------------------------------------------------------------
Westdeutsche Landesbank
   6.22%, 7/6/2000                                     50,000,000     50,000,000
--------------------------------------------------------------------------------
                                                                     235,481,045
--------------------------------------------------------------------------------
Total Bank Obligations (Cost $1,096,890,200)                       1,096,890,200
--------------------------------------------------------------------------------
Total Investments -- 100% (Cost $6,547,207,337)                   $6,547,207,337
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statement.

--------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

(a)  Cost for federal income tax purposes was $6,547,207,337.

* Variable rate securities. The rates shown are the current rates at April 30, 2000. The dates shown represent the demand date or the next interest rate change date.

    The accompanying notes are an integral part of the financial statement.

Financial Statements

Statement of Assets and Liabilities
as of April 30, 2000
--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolio of investments):
--------------------------------------------------------------------------------
Short-term notes                                                  $6,547,207,337
--------------------------------------------------------------------------------
Cash                                                                  98,406,383
--------------------------------------------------------------------------------
Interest receivable                                                   11,492,267
--------------------------------------------------------------------------------
Due from Adviser                                                       3,056,158
--------------------------------------------------------------------------------
Other assets                                                              14,300
--------------------------------------------------------------------------------
Total assets                                                       6,660,176,445
--------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------
Notes payable                                                         60,450,000
--------------------------------------------------------------------------------
Dividends payable                                                      1,951,406
--------------------------------------------------------------------------------
Interest payable                                                          33,374
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                      62,800,208
--------------------------------------------------------------------------------
Accrued distribution services fee                                        913,585
--------------------------------------------------------------------------------
Other accrued expenses and payables                                    7,855,189
--------------------------------------------------------------------------------
Total liabilities                                                    134,003,762
--------------------------------------------------------------------------------
Net assets, at value                                              $6,526,172,683
--------------------------------------------------------------------------------
Institutional Shares
--------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $  182,974,482
--------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                          182,974,482
--------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                        $         1.00
--------------------------------------------------------------------------------
Premier Money Market Shares
--------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $   11,358,784
--------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                           11,358,784
--------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                        $         1.00
--------------------------------------------------------------------------------
Premium Reserve Money Market Shares
--------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $   16,932,129
--------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                           16,932,129
--------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                        $         1.00
--------------------------------------------------------------------------------
Service Shares
--------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $6,314,907,288
--------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                        6,314,907,288
--------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                        $         1.00
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statement.

Statement of Operations
Year ended April 30, 2000
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Interest                                                          $  281,601,165
--------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------
Management fee                                                         8,142,641
--------------------------------------------------------------------------------
Services to shareholders                                              12,711,819
--------------------------------------------------------------------------------
Custodian fees                                                           229,722
--------------------------------------------------------------------------------
Distribution services fees                                            28,610,580
--------------------------------------------------------------------------------
Administrative services fees                                              96,079
--------------------------------------------------------------------------------
Auditing                                                                  72,820
--------------------------------------------------------------------------------
Legal                                                                     70,000
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               25,000
--------------------------------------------------------------------------------
Reports to shareholders                                                1,089,177
--------------------------------------------------------------------------------
Registration fees                                                      1,103,997
--------------------------------------------------------------------------------
Interest expense                                                         138,697
--------------------------------------------------------------------------------
Other                                                                      8,697
--------------------------------------------------------------------------------
Total expenses, before expense reductions                             52,299,229
--------------------------------------------------------------------------------
Expense reductions                                                   (4,053,432)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                              48,245,797
--------------------------------------------------------------------------------
Net investment income                                                233,355,368
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $  233,355,368
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statement.

Statements of Changes in Net Assets
                                                        Years Ended April 30,
                                                        2000            1999
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------
Net investment income                             $  233,355,368 $   98,580,705
--------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                           233,355,368     98,580,705
--------------------------------------------------------------------------------
Distributions to shareholders from net investment
income                                              (233,355,368)   (98,580,705)
--------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Institutional Shares:
--------------------------------------------------------------------------------
Proceeds from shares sold                           748,054,449         100,445
--------------------------------------------------------------------------------
Reinvestment of distributions                         4,996,572           1,166
--------------------------------------------------------------------------------
Cost of shares redeemed                            (570,178,147)             (8)
--------------------------------------------------------------------------------
                                                    182,872,874         101,603
--------------------------------------------------------------------------------
Premier Money Market Shares (a):
--------------------------------------------------------------------------------
Proceeds from shares sold                            11,951,644              --
--------------------------------------------------------------------------------
Reinvestment of distributions                             5,653              --
--------------------------------------------------------------------------------
Cost of shares redeemed                                (598,513)             --
--------------------------------------------------------------------------------
                                                     11,358,784              --
--------------------------------------------------------------------------------
Premium Reserve Money Market Shares:
--------------------------------------------------------------------------------
Proceeds from shares sold                            37,164,706         269,619
--------------------------------------------------------------------------------
Reinvestment of distributions                           300,324           2,707
--------------------------------------------------------------------------------
Cost of shares redeemed                             (20,804,478)           (750)
--------------------------------------------------------------------------------
                                                     16,660,552         271,576
--------------------------------------------------------------------------------
Service Shares:
--------------------------------------------------------------------------------
Proceeds from shares sold                        46,591,548,249  21,381,309,146
--------------------------------------------------------------------------------
Reinvestment of distributions                       199,345,248      96,946,180
--------------------------------------------------------------------------------
Cost of shares redeemed                         (43,819,371,616)(20,129,926,507)
--------------------------------------------------------------------------------
                                                  2,971,521,881   1,348,328,819
--------------------------------------------------------------------------------
Premier Money Market Shares (closed):
--------------------------------------------------------------------------------
Proceeds from shares sold                                   362         100,226
--------------------------------------------------------------------------------
Reinvestment of distributions                             2,012           1,101
--------------------------------------------------------------------------------
Cost of shares redeemed                                (103,701)             --
--------------------------------------------------------------------------------
                                                       (101,327)        101,327
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                3,182,312,764   1,348,803,325
--------------------------------------------------------------------------------
Increase (decrease) in net assets                  3,182,312,764  1,348,803,325
--------------------------------------------------------------------------------
Net assets at beginning of period                  3,343,859,919  1,995,056,594
--------------------------------------------------------------------------------
Net assets at end of period                       $6,526,172,683 $3,343,859,919
--------------------------------------------------------------------------------

(a)  Premier Money Market Shares commenced operations on February 23, 2000.

    The accompanying notes are an integral part of the financial statement.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Years ended April 30,                                      2000         1999(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $    1.00          1.00
--------------------------------------------------------------------------------
   Net investment income                                    .05           .01
--------------------------------------------------------------------------------
   Less distributions from net investment income           (.05)         (.01)
--------------------------------------------------------------------------------
Net asset value, end of period                        $    1.00          1.00
--------------------------------------------------------------------------------
Total Return (%) (b)                                       5.05          1.18**
--------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                  16,932           272
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)             .68           .67*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)              .68           .67*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                         5.31          4.38*
--------------------------------------------------------------------------------

(a) For the period January 22, 1999 (commencement of operations) to April 30, 1999.

(b)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Effective November 16, 1999, the Board terminated the then existing Premier Money Market Class. The Retail shares were renamed the Premium Reserve Money Market shares effective December 29, 1999. Effective February 23, 2000, the Board created a new class of shares, the Premier Money Market Class. Government Securities Portfolio currently offers two classes of shares: Premier Money Market (effective March 1, 2000) and Service. Tax-Exempt Portfolio currently offers four classes of shares: Premier Money Market (effective March 7, 2000), Managed (effective November 17, 1999), Institutional (effective November 17, 1999) and Service. This report contains financial statements and financial highlights for the Premium Reserve Money Market shares of the Money Market Portfolio.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Portfolio in the preparation of their financial statements.

Security Valuation. The Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets declining to 0.15% of average daily net assets in excess of $3 billion. During the year ended April 30, 2000, the Portfolio incurred management fees as follows:

                                                                      Management
                                                                         fees
--------------------------------------------------------------------------------
Money Market Portfolio                                            $    8,142,641
--------------------------------------------------------------------------------

Distribution Agreement. The Fund has a distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of 0.60% of average daily net assets for the Service shares of the Money Market Portfolio and 0.25% of average net assets for the Premier Money Market shares pursuant to separate Rule 12b-1 plans for this Fund. For the year ended April 30, 2000, the Portfolio incurred distribution services fees as follows:

                                                                  Distribution
                                                                 services fees
--------------------------------------------------------------------------------
Money Market Portfolio (after $3,931,738 of expense waiver)         24,678,842
--------------------------------------------------------------------------------


The Fund has an administrative and shareholder services agreement with KDI for providing information and administrative services to shareholders. The Premium Reserve Money Market and Premier Money Market shares of the Portfolio pay KDI a fee at an annual rate of up to 0.25% of average daily net assets. Institutional shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to 0.15% of average daily net assets. For the year ended April 30, 2000, the Portfolio incurred administrative services fees as follows:

                                                                 Administrative
                                                                 services fees
--------------------------------------------------------------------------------
Money Market Portfolio (after $54,767 of expense waiver)        $       41,312
--------------------------------------------------------------------------------


Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, for the year ended April 30, 2000, KSvC received shareholder services fees as follows:

                                                                  Shareholder
                                                                  service fees
--------------------------------------------------------------------------------
Money Market Portfolio                                          $   11,380,698
--------------------------------------------------------------------------------


Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the year ended April 30, 2000, the Portfolio made no payments to their officers and incurred trustees' fees to independent trustees as follows:

                                                                 Trustees' fees
--------------------------------------------------------------------------------
Money Market Portfolio                                          $       25,000
--------------------------------------------------------------------------------


Expense Absorption. Scudder Kemper has agreed temporarily to limit the Portfolio's operating expenses to the following percentages of average daily net assets: Money Market Portfolio Institutional shares (0.25%), Premier Money Market, Premium

Reserve Money Market and Service shares (1.00%). For the year ended April 30, 2000, Scudder Kemper absorbed expenses as follows:

                                                                    Expenses
                                                                  absorbed by
                                                                 Scudder Kemper
--------------------------------------------------------------------------------
Money Market Portfolio                                          $    3,986,505
--------------------------------------------------------------------------------


3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. During the period, the Money Market Portfolio custody and transfer agent fees were reduced as follows:

                                                    Custodian    Transfer Agent
--------------------------------------------------------------------------------
Money Market Portfolio                           $       34,722 $       32,205
--------------------------------------------------------------------------------


4. Line of Credit

The Fund and several Kemper Funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Borrowings

At April 30, 2000, the weighted average outstanding daily balance of all loans for the Money Market Portfolio (based on the number of days the loans were outstanding) was approximately $13,940,678, with an average interest rate of 6.56%. Interest expense for the year ended April 30, 2000 is $138,697. The maximum borrowings outstanding during the year ended April 30, 2000 is $60,450,000.

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust


We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Cash Account Trust -- Money Market Portfolio, as of April 30, 2000, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated herein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Account Trust -- Money Market Portfolio at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the fiscal periods indicated herein, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois                                      /s/Ernst & Young LLP
June 2, 2000

Officers and Trustees

 Kathryn L. Quirk*
    Chairperson, Assistant Secretary and Trustee

 Dr. Rosita P. Chang
    Trustee; Professor of Finance,
    University of Hawaii

 Edgar R. Fiedler
    Trustee; Senior Fellow and Economic Counsellor,
    The Conference Board, Inc.

 Dr. J. D. Hammond
    Trustee; Dean Emeritus, Smeal College of Business Administration, Pennsylvania State University

 Richard M. Hunt
    Trustee; University Marshal and Senior Lecturer,
    Harvard University

 Brian Cohen
    President, Farmers Investment Trust

 Frank J. Rachwalski, Jr.*
    Vice President

 Ann M. McCreary*
    Vice President

 John Millette*
    Vice President and Secretary

 John R. Hebble*
    Treasurer

 Caroline Pearson*
    Assistant Secretary

 * Scudder Kemper Investments, Inc.

Farmers Financial Solutions --
helping you get to where you want to be.

Working with your Farmers agent* to better understand your financial needs, clarify your goals, and develop steps you can take towards those goals.


*The securities are offered through your agent, a registered representative of Investors Brokerage Services, Inc.

Scudder Kemper Investments is the adviser to Farmers Money Market Portfolio. Scudder Kemper Investments has over 80 years of money management experience and offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined long-term investment strategies. Scudder Kemper Investments manages more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Kemper Distributors, Inc. is the principal underwriter of Farmers Money Market Portfolio.

Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.

[LOGO] FARMERS(R)
       FINANCIAL SERVICES